SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Effect on adoption on IFRS 15 on Income statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
NET OPERATING REVENUE	R$ 24,975,747	R$ 29,441,332	R$ 50,400,113
OPERATING COSTS	(11,039,284)
GROSS INCOME	13,936,463
FINANCIAL RESULT	(578,073)	(1,736,116)	(1,216,563)
RESULTS OF EQUITY METHOD INVESTMENTS	1,384,850	1,167,484	3,201,248
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	14,743,240	2,957,864	18,816,430
TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	(2,483,718)
Net Income (Loss) for year of continued operaions	12,259,522	1,447,230	10,305,611
NET EARINGS OF DISCONTINUED OPERATIONS	1,088,055	R$ (3,172,921)	R$ (6,633,706)
Previously reported
Disclosure of initial application of standards or interpretations [line items]
NET OPERATING REVENUE	28,683,184
OPERATING COSTS	(14,677,720)
GROSS INCOME	14,005,464
FINANCIAL RESULT	(479,972)
RESULTS OF EQUITY METHOD INVESTMENTS	923,743
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	14,449,235
TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	(2,483,718)
Net Income (Loss) for year of continued operaions	11,965,517
NET EARINGS OF DISCONTINUED OPERATIONS	1,088,055
Adjustments due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
NET OPERATING REVENUE	(3,707,437)
OPERATING COSTS	3,638,436
GROSS INCOME	(69,001)
FINANCIAL RESULT	(98,101)
RESULTS OF EQUITY METHOD INVESTMENTS	461,107
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	294,005
Net Income (Loss) for year of continued operaions	R$ 294,005